Organization and Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Property, plant and equipment
Gross	$ 269,716	$ 251,519
Less: accumulated depreciation	(153,174)	(139,928)
Total	116,542	111,591
Land and improvements
Property, plant and equipment
Gross	5,545	4,732
Buildings and improvements
Property, plant and equipment
Gross	34,483	36,046
Machinery and equipment
Property, plant and equipment
Gross	$ 229,688	$ 210,741